JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

March 5, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) listed on Appendix A hereto File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the Funds listed in Appendix A do not differ from those contained in Post-Effective Amendment No. 259 (Amendment No. 260 under the 1940 Act) filed electronically on February 27, 2013, except for the Class A, Class C and Select Class Shares prospectus for the International Currency Income Fund, the Ex-G4 Currency Strategies Fund and the Emerging Markets Local Currency Debt Fund.

If you have any questions or comments, please call the undersigned at (614) 901-1410.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio Assistant Secretary

Appendix A

J.P.Morgan Funds

JPMorgan Asia Pacific Fund

JPMorgan Emerging Markets Local Currency Debt Fund

JPMorgan Ex-G4 Currency Strategies Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan Income Builder Fund

JPMorgan International Currency Income Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

JPMorgan Tax Aware Real Return SMA Fund

JPMorgan Total Emerging Markets Fund